Long-term Debt (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Senior unsecured bond	$ 175,000	$ 175,000
Secured long-term debt	328,116	354,189
Total	503,116	529,189
Less: Deferred financing costs	(5,434)	(6,380)
Long-term debt, net of deferred financing costs	497,682	522,809
Less: Current portion of long term debt, net of deferred financing costs current	(88,670)	(50,281)
Long-term debt, excluding current maturities	$ 409,012	$ 472,528